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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09685

                          Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2005 through April 30, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------





                                     PIONEER
                             -----------------------
                                   HIGH YIELD
                                      FUND

                                   Semiannual
                                     Report

                                     4/30/06

                               [Graphic] PIONEER
                                         Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              8

Prices and Distributions                                                       9

Performance Update                                                            10

Comparing Ongoing Fund Expenses                                               16

Schedule of Investments                                                       18

Financial Statements                                                          30

Notes to Financial Statements                                                 40

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                       50

Trustees, Officers and Service Providers                                      56

                                                                     President's

Dear Shareowners,
--------------------------------------------------------------------------------
The six and 12 months ending April 30, 2006, have been characterized by strong global growth, rising commodity and stock prices, and rising interest rates. While markets reversed in May (U.S. Treasury bond yields, stock markets, and commodity prices all turned down), we believe the basic fundamental pattern of strong global economic growth remains intact.

According to the International Monetary Fund, global economic growth in 2004-5 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match 2005 levels. Growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, rising corporate profits, and rising interest rates. These have been the basic ingredients of the equity bull market and relatively weak bond market over the six months ending April 30, 2006.

The bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are threatening to rise as the economy reaches full employment. In this environment, strong economic growth may lead to inflation and higher interest rates, while slowing economic growth is welcomed by the markets.

While first quarter economic growth was strong, it looks as if the slowdown in the U.S. economy that we have been anticipating for the second half of the year may be starting to unfold. The U.S. unemployment rate reached a five-year low of
4.6 percent in May, but employment growth slowed to only 75,000 new jobs, the smallest increase since the Katrina-distorted result of October 2005. The housing market is cooling, as is non-essential consumer spending.

The U.S. Federal Reserve has not yet paused in its program of measured increases in short-term interest rates, and it appears likely that the Fed will raise rates again at the end of June. Global stock markets declined in May after the Fed warned that the central bank remains determined to keep inflation low. Fed vigilance against inflation and resolve to hike interest rates as necessary to keep inflation pressures well-contained puts short-term pressure on markets, but is investor-friendly over the intermediate-to-longer term. By restraining inflation,

Letter


the Fed may limit upward pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

In summary, we believe a desirable moderate slowing of U.S. economic growth appears likely, with beneficial impacts on inflation and interest rates, while global growth prospects remain strong. We think security market valuations remain reasonable. However, there are no guarantees in investing. We know from a long-view of history that sudden shifts in investor sentiment can occur with little warning. This unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Respectfully,

[Signature of Osbert M. Hood]

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Please consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer investments for a prospectus containing this information. Please read the information carefully.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/06
--------------------------------------------------------------------------------

During the six months ended April 30, 2006, high-yield bonds offered solid total returns - combining relative price stability and attractive interest income - due to positive economic fundamentals. In the following interview, Fund manager Margaret Patel describes how Pioneer High Yield Fund outperformed its benchmark during the period.

Q:   How did the Fund perform?

A: It did well. For the six months ended April 30, 2006, the Fund posted a total return based on net asset value of 6.61% for the Fund's Class A shares. To compare, the Merrill Lynch High Yield Master II Index returned 4.98%, and the 457 High Current Yield Funds tracked by Lipper Inc. had an average return of 5.10%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost

Q:   What factors drove the high-yield market during the past six months?

A: The high-yield market offered strong returns despite rising Treasury rates resulting from continued hikes in short-term interest rates by the Federal Reserve Board. High-yield bond prices remained relatively stable because of positive economic fundamentals and low default rates. This backdrop helped high-yield bonds to outperform Treasury bonds with comparable maturities. Within the high-yield market, higher-quality issues underperformed their lower-quality counterparts because they were more sensitive to rising Treasury yields; lower-quality securities are more influenced by investors' perceptions of changes in the underlying health of the issuing companies. Overall, the income component of high-yield bonds drove their returns.

Q: What helped the Fund outperform the Merrill Lynch High Yield Master II Index during the period?

A: The Fund outperformed the index because of its equity holdings and equity-linked exposure. We invested in the stocks of attractive companies that did not offer bonds. We also exchanged convertible

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     bonds into a company's common stock. Our holdings in equity-linked investments - convertible preferred stock and convertible bonds - also generally increased in price along with the underlying stocks. However, our decision to maintain an above-average credit quality structure dampened performance somewhat, as the lower-quality parts of the market outperformed.

Q:   What was your strategy during the period?

A: We continued to emphasize the higher-quality segments of the high-yield market, because the yield spread - or yield advantage - of high-yield bonds over Treasuries with comparable maturities was rather narrow. As a result, we felt that the extra yield offered by lower-quality bonds did not adequately compensate the Fund for the greater level of risk of potential future bankruptcies or erosion in credit quality inherent in lower-quality issues. We continued to analyze the convertible security market for opportunities to gain exposure to sectors where generic high-yield bonds were not available. However, the number of total convertible issues outstanding declined for the third year in a row as some were called (or retired) before maturity, and new issue supply was very modest. Further, prices for convertible bonds were high, making them less attractive. The Fund's industry weightings remained largely unchanged, as we continued to emphasize such economically sensitive areas as basic materials, industrials, and the consumer discretionary sector. We also were attracted to diversified real estate holdings in the financial industry, a move predicated on the companies' economic sensitivity as well as favorable vacancy trends and leasing rates that we believe are likely to rise.

Q: Which investments proved to be some of the top performers during the six-month period? Which disappointed?

A: Several of the Fund's top performers were holdings that were acquired, leading to the appreciation of their prices. For example, convertible bonds issued by gold mining company Placer Dome increased in price when Barrick Gold announced it was purchasing the firm. Similarly, data storage firm Maxtor was purchased by Seagate Technologies, resulting in the substantial appreciation in the Maxtor bonds held by the Fund. Finally, hotel real estate investment trust MeriStar Hospitality was acquired by a private equity firm, The Blackstone Group. We did not choose these investments because we thought they would be acquired, but rather because we found them to be strong companies. Other top

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/06                              (continued)
--------------------------------------------------------------------------------

     contributors included copper producer Freeport McMoRan, which benefited from higher copper prices; General Cable, which provides cable products to communications, electric, and utilities companies, and rose due to strong demand; and the common stock of Vertex Pharmaceuticals, which increased due to promising research results for its new hepatitis drug.

     Disappointments included the convertible securities of Lyondell, listed in the Fund's holdings as Millennium Chemical. The bonds depreciated along with the underlying stock price because of concerns about slowing end demand, softer prices, and the negative impact of a lead paint suit. Advertising agency Interpublic Group declined as investors became impatient with the pace of the company's reorganization as well as slow growth in its advertising businesses. Auto parts supplier Pep Boys fell because of the disappointing pace of its turnaround and continuing declines in revenues. Finally, communications equipment company Corning also depreciated. We had bought these bonds before they were upgraded to investment-grade shortly before the beginning of the period, a move that left them more susceptible to increases in Treasury rates. As we noted above, higher-quality issues are more sensitive to rising Treasury yields, while lower-quality securities are more influenced by investors' perceptions of changes in the underlying health of the issuing companies.

Q:   What is your outlook?

A: We expect the fundamentals of the U.S. economy to remain strong, with growth in U.S. gross domestic product near its long-term trend rate of about 3% per year. We also anticipate that default rates should remain relatively low compared to historical averages because of the strong economy and because of the ample liquidity in the markets, which has made access to capital for even the most marginal of borrowers rather easy. In terms of the Fund, we feel it is well positioned - with its emphasis on higher-quality issues - should the Fed continue to raise rates. While the prices of these bonds likely will be negatively affected should rates rise, we feel it is better to reduce exposure to industries and companies whose operating results may be hurt by tighter financial conditions, lower liquidity or slower economic growth. Lower-rated credits historically have proved more vulnerable during economic slowdowns or periods of financial stringency.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase share price volatility. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in the income and lose the opportunity for additional price appreciation associated with falling interest rates. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
-------------------------
(As a percentage of total investment portfolio)

U.S. Corporate Bonds                                      59.9%
Convertible Corporate Bonds                               17.4%
U.S. Common Stocks                                        14.7%
Convertible Preferred Stocks                               5.8%
Temporary Cash Investments                                 1.8%
U.S. Preferred Stocks                                      0.3%
Depositary Receipts for International Stocks               0.1%

Sector Distribution
-------------------------
(As a percentage of total long-term securities)

Materials                                                 28.8%
Industrials                                               14.0%
Financials                                                12.1%
Consumer Discretionary                                    11.5%
Health Care                                               10.6%
Utilities                                                  8.8%
Information Technology                                     8.3%
Energy                                                     5.7%
Consumer Staples                                           0.2%

Quality Distribution
--------------------------------------------------------------------------------
(As a percentage of long-term securities and based on S&P ratings)

BBB                      7.0%
BB                      34.5%
B                       45.8%
CCC & Lower              2.1%
Not Rated               10.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)*

 1.   Freeport McMoRan Copper & Gold, 5.5%, 12/31/49      3.80%
 2.   Bowater, Inc., 6.5%, 6/15/13                        3.38
 3.   Millennium Chemicals, Inc. 4.0%, 11/15/23           2.75
 4.   Interpublic Group, Inc., 7.25%, 8/15/11             2.71
 5.   Valeant Pharmaceuticals, 7.0%, 12/15/11             2.67
 6.   DRS Technologies, Inc., 6.875%, 11/1/13             2.47
 7.   Vertex Pharmaceuticals, Inc.                        2.44
 8.   Tesoro Corp., 6.625%, 11/1/15 (144A)                2.43
 9.   Forest City Enterprises, 7.625%, 6/1/15             2.32
10.   Crescent Real Estate, 9.25%, 4/15/09                2.00

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

    Class     4/30/06   10/31/05
    -----     -------   --------
       A      $11.06    $11.18
       B      $11.10    $11.22
       C      $11.21    $11.32
   Investor   $11.05    $11.17
       R      $12.21    $12.29
       Y      $11.04    $11.16

Distributions Per Share
--------------------------------------------------------------------------------

                            11/1/05 - 4/30/06
                            -----------------
              Net Investment     Short-Term      Long-Term
    Class         Income       Capital Gains   Capital Gains
    -----         ------       -------------   -------------
   A             $0.2750          $0.0691         $0.4527
   B             $0.2348          $0.0691         $0.4527
   C             $0.2374          $0.0691         $0.4527
Investor         $0.2854          $0.0691         $0.4527
   R             $0.2904          $0.0691         $0.4527
   Y             $0.2959          $0.0691         $0.4527

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Merrill Lynch (ML) High Yield Master II Index is a commonly accepted measure of the performance of high yield securities. The Merrill Lynch (ML) Index of Convertible Bonds (Speculative Quality) is a commonly accepted measure of the performance of speculative grade convertible bond securities. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expense or sales charges. You cannot invest directly in the Indexes.

The indexes defined here pertain to the Value of $10,000 Investment charts on pages 10-15.

*    Inception date of Investor Class shares.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/06                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund at public offering price, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of April 30, 2006)
                            Net Asset     Public
                              Value      Offering
Period                        (NAV)     Price (POP)
5 Years                       9.37%       8.37%
1 Year                       11.53        6.47

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     ML           ML
        Pioneer      High Yield   Index of
        High Yield   Master II    Convertible Bonds
        Fund         Index        (Speculative Quality)
2/98     9550        10000        10000
4/98     9839        10138        10360
         9488        10466        11591
4/00    12068        10177        15250
        13849        10244        11651
4/02    15122        10601        11262
        16122        11407        12329
4/04    19004        13089        15340
        19438        13939        14995
4/06    21678        15206        17645

Index comparisons begin 2/28/98.


Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. POP returns reflect deduction of maximum 4.5% sales charge. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/06                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of April 30, 2006)
                              If         If
Period                       Held     Redeemed
Life-of-Class
(2/12/98)                    9.88%     9.88%
5 Years                      8.55      8.55
1 Year                      10.67      6.67

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     ML           ML
        Pioneer      High Yield   Index of
        High Yield   Master II    Convertible Bonds
        Fund         Index        (Speculative Quality)
2/98    10000        10000        10000
4/98    10287        10138        10360
         9848        10466        11591
4/00    12464        10177        15250
        14223        10244        11651
4/02    15422        10601        11262
        16310        11407        12329
4/04    19084        13089        15340
        19372        13939        14995
4/06    21438        15206        17645

Index comparisons begin 2/28/98.


Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/06                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of April 30, 2006)
                              If         If
Period                       Held     Redeemed
Life-of-Class
(2/12/98)                   10.00%      10.00%
5 Years                      8.56        8.56
1 Year                      10.72       10.72

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     ML           ML
        Pioneer      High Yield   Index of
        High Yield   Master II    Convertible Bonds
        Fund         Index        (Speculative Quality)
2/98    10000        10000        10000
4/98    10287        10138        10360
         9848        10466        11591
4/00    12623        10177        15250
        14347        10244        11651
4/02    15544        10601        11262
        16460        11407        12329
4/04    19252        13089        15340
        19537        13939        14995
4/06    21632        15206        17645

Index comparisons begin 2/28/98.


Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/06                                 INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of April 30, 2006)
                              If         If
Period                       Held     Redeemed
Life-of-Class
(12/10/04)                   6.21%      6.21%
1 Year                      11.66      11.66

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     ML           ML
        Pioneer      High Yield   Index of
        High Yield   Master II    Convertible Bonds
        Fund         Index        (Speculative Quality)
12/04   10000        10000        10000
4/05     9613         9750         8889
4/06    10735        10636        10460

Index comparisons begin 12/10/04.


Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/06                                        CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of April 30, 2006)
                              If         If
Period                       Held     Redeemed
Life-of-Class
(2/12/98)                   10.25%      10.25%
5 Years                      9.08        9.08
1 Year                      11.24       11.24

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     ML           ML
        Pioneer      High Yield   Index of
        High Yield   Master II    Convertible Bonds
        Fund         Index        (Speculative Quality)
2/98    10000        10000        10000
4/98    10298        10138        10360
         9881        10466        11591
4/00    12506        10177        15250
        14280        10244        11651
4/02    15515        10601        11262
        16463        11407        12329
4/04    19459        13089        15340
        19823        13939        14995
4/06    22051        15206        17645

Index comparisons begin 2/28/98.


Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1%. CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/06                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of April 30, 2006)
                              If         If
Period                       Held     Redeemed
Life-of-Class
(2/12/98)                   10.86%      10.86%
5 Years                      9.70        9.70
1 Year                      12.05       12.05

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     ML           ML
        Pioneer      High Yield   Index of
        High Yield   Master II    Convertible Bonds
        Fund         Index        (Speculative Quality)
2/98    10000        10000        10000
4/98    10307        10138        10360
         9967        10466        11591
4/00    12665        10177        15250
        14516        10244        11651
4/02    15883        10601        11262
        17000        11407        12329
4/04    20056        13089        15340
        20583        13939        14995
4/06    23062        15206        17645

Index comparisons begin 2/28/98.


Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy through February 25, 2000, the inception date of Class Y shares. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer High Yield Fund

Based on actual returns from November 1, 2005 through April 30, 2006.

 Share Class               A            B            C        Investor         R            Y
------------------------------------------------------------------------------------------------
 Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
 Value On 11/1/05
 Ending Account      $1,066.10    $1,062.00    $1,062.60    $1,067.10    $1,064.80    $1,068.20
 Value On 4/30/06
 Expenses Paid       $    5.57    $    9.41    $    9.33    $    4.61    $    6.58    $    3.44
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.09%, 1.84%, 1.83%, 0.90%, 1.29% and 0.67% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer High Yield Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from November 1, 2005 through April 30, 2006.

 Share Class               A            B            C        Investor         R            Y
-----------------------------------------------------------------------------------------------
 Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
 Value On 11/1/05
 Ending Account      $1,019.41    $1,015.67    $1,015.74    $1,020.34    $1,018.42    $1,021.47
 Value On 4/30/06
 Expenses Paid       $    5.44    $    9.20    $    9.12    $    4.50    $    6.43    $    3.36
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.09%, 1.84%, 1.83%, 0.90%, 1.29% and 0.67% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/06 (unaudited)
--------------------------------------------------------------------------------

     Shares                                                          Value
              CONVERTIBLE PREFERRED STOCK - 5.9%
              Materials - 4.0%
              Commodity Chemicals - 0.2%
    350,000   Celanese Corp., 4.25%, 12/31/49               $   10,718,750
                                                            --------------
              Diversified Metals & Mining - 3.8%
    144,525   Freeport-McMoRan Copper & Gold, Inc.,
                5.5%, 12/31/49                              $  201,576,244
                                                            --------------
              Paper Packaging - 0.0%
      7,500   Smurfit-Stone Container                       $      169,688
                                                            --------------
              Total Materials                               $  212,464,682
                                                            --------------
              Media - 0.2%
              Broadcasting & Cable Television - 0.2%
     76,200   General Cable Corp., 5.75%, 11/24/13          $   12,325,350
                                                            --------------
              Total Media                                   $   12,325,350
                                                            --------------
              Banks - 0.6%
              Thrifts & Mortgage Finance - 0.6%
    726,432   Sovereign Cap Trust IV, 4.375%, 3/1/34        $   33,415,872
                                                            --------------
              Total Banks                                   $   33,415,872
                                                            --------------
              Utilities - 1.1%
              Gas Utilities - 0.2%
     60,000   Semco Energy, Inc., 5.0%, 2/20/15 (144A)+     $   10,755,000
                                                            --------------
              Multi-Utilities - 0.9%
    612,900   CMS Energy Corp., 4.5%, 12/31/49              $   44,894,925
                                                            --------------
              Total Utilities                               $   55,649,925
                                                            --------------
              TOTAL CONVERTIBLE PREFERRED STOCK
              (Cost $235,451,233)                           $  313,855,829
                                                            --------------

  Principal
     Amount
              CONVERTIBLE CORPORATE BONDS - 17.5%
              Energy - 0.6%
              Oil & Gas Exploration & Production - 0.6%
$26,170,000   McMoran Exploration, 6.0%, 7/2/08+            $   34,773,388
                                                            --------------
              Total Energy                                  $   34,773,388
                                                            --------------


18  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal
      Amount                                                                 Value
                 Materials - 4.5%
                 Commodity Chemicals - 2.7%
$ 78,145,000     Millennium Chemicals, Inc., 4.0%, 11/15/23 (b)     $  146,033,469
     530,000     Millennium Chemicals, Inc., 4.0%, 11/15/23
                   (144A)                                                  990,438
                                                                    --------------
                                                                    $  147,023,907
                                                                    --------------
                 Diversified Metals & Mining - 0.9%
  21,155,000     Inco, Ltd., 3.5%, 3/14/52                          $   46,012,125
                                                                    --------------
                 Gold - 0.9%
  44,600,000     Coeur D'Alene Mines Corp., 1.25%, 1/15/24          $   48,000,750
                                                                    --------------
                 Total Materials                                    $  241,036,782
                                                                    --------------
                 Capital Goods - 3.4%
                 Construction & Farm Machinery & Heavy Trucks - 0.6%
  31,350,000     Wabash National Corp., 3.25%, 8/1/08+              $   34,485,000
                                                                    --------------
                 Electrical Component & Equipment - 2.8%
 144,387,000     Roper Industries, Inc., 1.4813%, 1/15/34           $   89,158,973
  58,972,000     SCI Systems, Inc., 3.0%, 3/15/07                       57,129,125
                                                                    --------------
                                                                    $  146,288,098
                                                                    --------------
                 Total Capital Goods                                $  180,773,098
                                                                    --------------
                 Media - 1.9%
                 Advertising - 1.9%
  97,523,000     Interpublic Group, 4.5%, 3/15/23                   $  101,180,113
   1,821,000     Interpublic Group, 4.5%, 3/15/23 (144A)                 1,889,288
                                                                    --------------
                                                                    $  103,069,401
                                                                    --------------
                 Total Media                                        $  103,069,401
                                                                    --------------
                 Retailing - 0.7%
                 Automotive Retail - 0.7%
  39,982,000     Sonic Automotive, Inc., 5.25%, 5/7/09              $   39,382,270
                                                                    --------------
                 Total Retailing                                    $   39,382,270
                                                                    --------------


  The accompanying notes are an integral part of these financial statements.  19

Pioneer High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/06 (unaudited) (continued)
--------------------------------------------------------------------------------

  Principal
     Amount                                                              Value
                 Health Care Equipment & Services - 1.0%
                 Health Care Equipment - 1.0%
$34,600,000      Epix Medical, 3.0%, 6/15/24 (144A)             $   23,917,250
 33,475,000      Wilson Greatbatch Tech., 2.25%, 6/15/13+           29,123,250
                                                                --------------
                                                                $   53,040,500
                                                                --------------
                 Total Health Care Equipment & Services         $   53,040,500
                                                                --------------
                 Pharmaceuticals & Biotechnology - 1.6%
                 Biotechnology - 1.6%
 62,765,000      Cubist Pharmaceuticals, 5.5%, 11/1/08          $   60,803,594
 19,000,000      CV Therapeutics, 2.0%, 5/16/23                     16,007,500
  7,500,000      Human Genome, 2.25%, 8/15/12                        6,665,625
                                                                --------------
                                                                $   83,476,719
                                                                --------------
                 Total Pharmaceuticals & Biotechnology          $   83,476,719
                                                                --------------
                 Software & Services - 0.5%
                 IT Consulting & Other Services - 0.5%
 31,400,000      Safeguard Scientifics, 2.625%, 3/15/24 (b)     $   24,138,750
                                                                --------------
                 Total Software & Services                      $   24,138,750
                                                                --------------
                 Technology Hardware & Equipment - 2.2%
                 Computer Storage & Peripherals - 0.3%
 13,500,000      Maxtor Corp., 6.8%, 4/30/10                    $   15,440,625
                                                                --------------
                 Electronic Equipment & Instruments - 1.4%
 26,611,000      Flir Systems, Inc., 3.0%, 6/1/23               $   33,762,706
 43,280,000      Veeco Instruments, 4.125%, 12/21/08                41,711,100
                                                                --------------
                                                                $   75,473,806
                                                                --------------
                 Technology Distributors - 0.5%
 29,112,000      Bell Microproducts, Inc., 3.75%, 3/5/24+       $   26,928,600
                                                                --------------
                 Total Technology Hardware & Equipment          $  117,843,031
                                                                --------------
                 Semiconductors - 1.1%
                 Semiconductor Equipment - 1.1%
 63,087,000      Brooks Automation, Inc., 4.75%, 6/1/08         $   61,430,964
                                                                --------------
                 Total Semiconductors                           $   61,430,964
                                                                --------------
                 TOTAL CONVERTIBLE CORPORATE BONDS
                 (Cost $874,921,254)                            $  938,964,903
                                                                --------------


20  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                          Value
              PREFERRED STOCK - 0.3%
              Real Estate - 0.3%
              Real Estate Management & Development - 0.3%
  667,700     Forest City Enterprises, 7.375%, 2/1/34     $   16,792,655
                                                          --------------
              TOTAL PREFERRED STOCK
              (Cost $17,060,964)                          $   16,792,655
                                                          --------------
              COMMON STOCK - 14.9%
              Energy - 0.8%
              Oil & Gas Refining & Marketing - 0.5%
  363,700     Tesoro Petroleum Corp.                      $   25,429,904
                                                          --------------
              Oil & Gas Storage & Transportation - 0.3%
  197,400     Kinder Morgan, Inc.                         $   17,375,148
                                                          --------------
              Total Energy                                $   42,805,052
                                                          --------------
              Materials - 3.0%
              Aluminum - 0.4%
  828,100     Novelis, Inc.                               $   20,205,640
                                                          --------------
              Commodity Chemicals - 0.2%
  390,200     Georgia Gulf Corp.*                         $   11,573,332
                                                          --------------
              Construction Materials - 0.8%
  735,894     Texas Industries, Inc.                      $   41,725,190
                                                          --------------
              Gold - 0.1%
  162,800     Barrick Gold Corp.*(b)                      $    4,962,144
                                                          --------------
              Industrial Gases - 0.5%
  403,600     Air Products & Chemicals, Inc.              $   27,654,672
                                                          --------------
              Paper Products - 0.6%
7,550,500     Abitibi-Consolidated, Inc. (b)              $   32,920,180
                                                          --------------
              Specialty Chemicals - 0.4%
    8,000     Arch Chemicals, Inc.                        $      235,680
1,042,100     RPM, Inc.                                       19,174,640
                                                          --------------
                                                          $   19,410,320
                                                          --------------
              Total Materials                             $  158,451,478
                                                          --------------
              Capital Goods - 2.5%
              Building Products - 1.1%
1,828,895     Lennox International, Inc.                  $   59,676,844
                                                          --------------


  The accompanying notes are an integral part of these financial statements.  21

Pioneer High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/06 (unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                                                                 Value
              Electrical Component & Equipment - 0.5%
  813,200     General Cable Corp.*                               $   25,672,724
                                                                 --------------
              Industrial Machinery - 0.5%
  250,400     ITT Industries, Inc.                               $   14,079,992
  168,600     Parker Hannifin Corp.                                  13,665,030
                                                                 --------------
                                                                 $   27,745,022
                                                                 --------------
              Trading Companies & Distributors - 0.4%
  300,000     Wesco International, Inc.*                         $   22,500,000
                                                                 --------------
              Total Capital Goods                                $  135,594,590
                                                                 --------------
              Household & Personal Products - 0.2%
              Personal Products - 0.2%
  211,600     Alberto-Culver Co. (Class B)                       $    9,515,652
                                                                 --------------
              Total Household & Personal Products                $    9,515,652
                                                                 --------------
              Health Care Equipment & Services - 0.2%
              Health Care Equipment - 0.2%
  256,100     Beckman Coulter, Inc.*(b)                          $   13,153,296
                                                                 --------------
              Total Health Care Equipment & Services             $   13,153,296
                                                                 --------------
              Pharmaceuticals & Biotechnology - 3.8%
              Biotechnology - 2.8%
  681,800     PDL BioPharma, Inc.*(b)                            $   19,622,204
3,559,747     Vertex Pharmaceuticals, Inc.*                         129,467,998
                                                                 --------------
                                                                 $  149,090,202
                                                                 --------------
              Life Sciences Tools & Services - 0.8%
  287,700     Bio-Rad Laboratories, Inc.*                        $   18,818,457
  200,000     Fisher Scientific International, Inc.*                 14,110,000
  278,700     Thermo Electron Corp.*                                 10,741,098
                                                                 --------------
                                                                 $   43,669,555
                                                                 --------------
              Pharmaceuticals - 0.2%
  366,200     Bristol-Myers Squibb Co.                           $    9,294,156
                                                                 --------------
              Total Pharmaceuticals & Biotechnology              $  202,053,913
                                                                 --------------
              Real Estate - 2.5%
              Diversified Real Estate Investment Trusts - 0.2%
  289,700     Liberty Property Trust                             $   12,949,590
                                                                 --------------


22  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                 Value
               Office Real Estate Investment Trusts - 1.3%
1,129,300      Equity Office Properties Trust                    $   36,476,390
  738,700      Mack-Cali Realty Corp.                                33,404,014
                                                                 --------------
                                                                 $   69,880,404
                                                                 --------------
               Retail Reit's - 1.0%
  849,100      General Growth Pro TLB SC                         $   39,865,245
  299,800      Saul Centers, Inc.                                    12,258,822
                                                                 --------------
                                                                 $   52,124,067
                                                                 --------------
               Total Real Estate                                 $  134,954,061
                                                                 --------------
               Technology Hardware & Equipment - 0.1%
               Electronic Equipment & Instruments - 0.1%
   51,600      Amphenol Corp.*                                   $    2,982,480
                                                                 --------------
               Total Technology Hardware & Equipment             $    2,982,480
                                                                 --------------
               Semiconductors - 0.0%
               Semiconductor Equipment - 0.0%
  100,000      FEI Co.*                                          $    2,174,000
                                                                 --------------
               Total Semiconductors                              $    2,174,000
                                                                 --------------
               Utilities - 1.8%
               Gas Utilities - 1.1%
  200,000      Atmos Energy Corp.                                $    5,308,000
  419,700      National Fuel Gas Co.                                 13,955,025
1,118,581      Semco Energy, Inc. *+(b)                               6,040,337
1,140,500      Southern Union Co.*                                   29,561,760
  180,800      Washington Gas Light Co.*                              5,319,136
                                                                 --------------
                                                                 $   60,184,258
                                                                 --------------
               Independent Power Producer & Energy Traders - 0.6%
  691,100      NRG Energy, Inc.*(b)                              $   32,889,449
                                                                 --------------
               Multi-Utilities - 0.1%
   93,400      OGE Energy Corp.*                                 $    2,816,944
                                                                 --------------
               Total Utilities                                   $   95,890,651
                                                                 --------------
               TOTAL COMMON STOCK
               (Cost $696,545,168)                               $  797,575,173
                                                                 --------------


  The accompanying notes are an integral part of these financial statements.  23

Pioneer High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/06 (unaudited) (continued)
--------------------------------------------------------------------------------

   Principal
      Amount                                                                Value
                 CORPORATE BONDS - 60.3%
                 Energy - 4.2%
                 Coal & Consumable Fuels - 0.5%
$ 29,200,000     Massey Energy Co., 6.875%, 12/15/13 (144A)        $   28,105,000
                                                                   --------------
                 Oil & Gas Equipment And Services - 0.8%
  44,559,000     Holly Energy Partners LP, 6.25%, 3/1/15           $   41,996,858
                                                                   --------------
                 Oil & Gas Refining & Marketing - 2.9%
   4,075,000     Frontier Oil Corp., 6.625%, 10/1/11               $    4,034,250
 130,000,000     Tesoro Corp., 6.625%, 11/1/15 (144A)                 128,700,000
  24,500,000     Tesoro Petroleum Corp., 6.25%, 11/1/12 (144A)         24,010,000
                                                                   --------------
                                                                   $  156,744,250
                                                                   --------------
                 Total Energy                                      $  226,846,108
                                                                   --------------
                 Materials - 17.1%
                 Aluminum - 1.5%
  80,903,000     Novelis, Inc., 7.25%, 2/15/15 (Reg S)             $   78,475,910
                                                                   --------------
                 Commodity Chemicals - 4.1%
  53,875,000     Arco Chemical Co., 9.8%, 2/1/20                   $   60,340,000
  13,500,000     Lyondell Chemical Co., 10.5%, 6/1/13                  15,103,125
   2,500,000     Lyondell Chemical Co., 9.625%, 5/1/07                  2,584,375
  19,150,000     Nova Chemicals Corp., 7.25%, 8/15/28                  19,820,250
  64,625,000     Nova Chemicals Corp., 7.4%, 4/1/09                    64,625,000
  50,370,000     Nova Chemicals Corp., 7.875%, 9/15/25                 48,103,350
   9,931,000     Nova Chemicals, Ltd., 6.5%, 1/15/12                    9,285,485
                                                                   --------------
                                                                   $  219,861,585
                                                                   --------------
                 Construction Materials - 0.6%
  33,098,000     Texas Industries, Inc, 7.25%, 7/15/13             $   33,925,450
                                                                   --------------
                 Diversified Metals & Mining - 0.8%
  44,305,000     Freeport-McMoran Copper & Gold,
                   6.875%, 2/1/09                                  $   43,972,713
                                                                   --------------
                 Fertilizers & Agricultural Chemicals - 0.2%
  10,335,000     Scotts Co., 6.625%, 11/15/13                      $   10,231,650
                                                                   --------------
                 Metal & Glass Containers - 0.8%
  47,600,000     Crown Cork and Seal Co., Inc.,
                   7.375%, 12/15/26 (b)                            $   43,673,000
                                                                   --------------


24  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal
      Amount                                                                 Value
                 Paper Packaging - 0.0%
$    250,000     Stone Container Fin Can, 7.375%, 7/15/14           $      230,000
                                                                    --------------
                 Paper Products - 8.0%
  30,295,000     Abitibi-Consolidated, Inc., 6.0%, 6/20/13          $   27,114,025
  26,625,000     Abitibi-Consolidated, Inc., 7.4%, 4/1/18 (b)           23,829,375
   4,932,000     Abitibi-Consolidated, Inc., 8.5%, 8/1/29                4,389,480
   9,050,000     Abitibi-Consolidated, Inc., 8.55%, 8/1/10               9,276,250
  33,255,000     Abitibi-Consolidated, Inc., 8.85%, 8/1/30              30,594,600
     400,000     Abitibi-Consolidated, Inc., Floating Rate Note,
                   6/15/11                                                 406,000
  88,920,000     Bowater Canada Finance, 7.95%, 11/15/11                89,142,300
 193,290,000     Bowater, Inc., 6.5%, 6/15/13 (b)                      179,276,475
  30,270,000     Bowater, Inc., 9.375%, 12/15/21                        31,026,750
   9,465,000     Bowater, Inc., 9.5%, 10/15/12                           9,985,575
  23,635,000     Smurfit Capital Funding Plc, 7.5%, 11/20/25            22,098,725
                                                                    --------------
                                                                    $  427,139,555
                                                                    --------------
                 Specialty Chemicals - 1.1%
  64,935,000     Millennium America, Inc., 7.625%, 11/15/26         $   55,194,750
   4,000,000     Millennium America, Inc., 9.25%, 6/15/08                4,180,000
                                                                    --------------
                                                                    $   59,374,750
                                                                    --------------
                 Total Materials                                    $  916,884,613
                                                                    --------------
                 Capital Goods - 7.9%
                 Aerospace & Defense - 3.2%
 132,038,000     DRS Technologies, Inc., 6.875%, 11/1/13            $  130,882,668
  39,945,000     Esterline Technology, 7.75%, 6/15/13                   41,043,488
                                                                    --------------
                                                                    $  171,926,156
                                                                    --------------
                 Industrial Machinery - 4.7%
  24,530,000     Gardner Denver, Inc., 8.0%, 5/1/13 (144A)          $   25,756,500
  69,555,000     JLG Industries Inc., 8.375%, 6/15/12 (b)               73,728,300
  16,723,000     Manitowoc Co., Inc., 10.5%, 8/1/12                     18,228,070
  40,345,000     Manitowoc Co., Inc., 7.125%, 11/1/13                   41,252,763
 100,942,760     Mueller Industries, Inc., 6.0%, 11/1/14                94,886,194
                                                                    --------------
                                                                    $  253,851,827
                                                                    --------------
                 Total Capital Goods                                $  425,777,983
                                                                    --------------


  The accompanying notes are an integral part of these financial statements.  25

Pioneer High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/06 (unaudited) (continued)
--------------------------------------------------------------------------------

   Principal
      Amount                                                                  Value
                 Automobiles & Components - 0.4%
                 Tires & Rubber - 0.4%
$ 20,400,000     Goodyear Tire & Rubber, 7.857%, 8/15/11 (b)         $   20,094,000
                                                                     --------------
                 Total Automobiles & Components                      $   20,094,000
                                                                     --------------
                 Consumer Durables & Apparel - 1.4%
                 Footwear - 0.4%
  23,180,000     Brown Shoe Co., Inc., 8.75%, 5/1/12                 $   24,570,800
                                                                     --------------
                 Homebuilding - 1.0%
  15,470,000     Beazer Homes USA, 6.5%, 11/15/13                    $   14,793,188
  14,880,000     Beazer Homes USA, 6.875%, 7/15/15                       14,247,600
  26,018,000     Meritage Homes Corp., 6.25%, 3/15/15                    23,416,200
                                                                     --------------
                                                                     $   52,456,988
                                                                     --------------
                 Total Consumer Durables & Apparel                   $   77,027,788
                                                                     --------------
                 Media - 2.7%
                 Advertising - 2.7%
 154,820,000     Interpublic Group, Inc., 7.25%, 8/15/11             $  143,595,550
                                                                     --------------
                 Total Media                                         $  143,595,550
                                                                     --------------
                 Retailing - 4.0%
                 Automotive Retail - 2.1%
  97,318,000     Pep Boys-Manny Moe Jack, 7.5%, 12/15/14             $   89,532,560
  21,305,000     Sonic Automotive, Inc., 8.625%, 8/15/13                 21,890,888
                                                                     --------------
                                                                     $  111,423,448
                                                                     --------------
                 Department Stores - 1.3%
  68,367,000     J.C. Penney Co., Inc., 7.625%, 3/1/97               $   68,852,201
                                                                     --------------
                 Distributors - 0.6%
     350,000     Wesco Distribution, Inc., 7.5%, 10/15/17            $      357,000
  32,720,000     Wesco Distribution, Inc., 7.5%, 10/15/17 (144A)         33,374,400
                                                                     --------------
                                                                     $   33,731,400
                                                                     --------------
                 Total Retailing                                     $  214,007,049
                                                                     --------------


26  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal
      Amount                                                                Value
                 Health Care Equipment & Services - 1.3%
                 Health Care Equipment - 0.4%
$ 14,855,000     Bio-Rad Laboratories, Inc., 6.125%, 12/15/14      $   14,186,525
   4,500,000     Bio-Rad Laboratories, Inc., 7.5%, 8/15/13              4,612,500
                                                                   --------------
                                                                   $   18,799,025
                                                                   --------------
                 Health Care Supplies - 0.9%
  52,470,000     Inverness Medical Innovation, 8.75%, 2/15/12      $   51,682,950
                                                                   --------------
                 Total Health Care Equipment & Services            $   70,481,975
                                                                   --------------
                 Pharmaceuticals & Biotechnology - 2.6%
                 Pharmaceuticals - 2.6%
 143,000,000     Valeant Pharmaceuticals, 7.0%, 12/15/11           $  141,570,000
                                                                   --------------
                 Total Pharmaceuticals & Biotechnology             $  141,570,000
                                                                   --------------
                 Real Estate - 8.5%
                 Real Estate Management & Development - 3.7%
  78,700,000     Forest City Enterprises, 6.5%, 2/1/17             $   75,552,000
 118,745,000     Forest City Enterprises, 7.625%, 6/1/15              123,049,506
                                                                   --------------
                                                                   $  198,601,506
                                                                   --------------
                 Real Estate Investment Trusts - 4.8%
  57,099,000     BF Saul Real Estate Investment Trust,
                   7.5%, 3/1/14                                    $   58,240,980
  12,841,000     Crescent Real Estate, 7.5%, 9/15/07                   12,969,410
 101,535,000     Crescent Real Estate, 9.25%, 4/15/09                 106,104,075
   8,889,000     Meristar Hospitality Corp., 9.125%, 1/15/11           10,222,350
  64,703,000     Meristar Hospitality Operations Finance Corp.,
                   9.0%, 1/15/08                                       68,342,544
                                                                   --------------
                                                                   $  255,879,359
                                                                   --------------
                 Total Real Estate                                 $  454,480,865
                                                                   --------------
                 Technology Hardware & Equipment - 4.3%
                 Communications Equipment - 0.8%
  16,264,000     Corning, Inc., 8.875%, 3/15/16                    $   18,888,115
  22,990,000     Corning, Inc., 8.875%, 8/16/21                        26,684,056
                                                                   --------------
                                                                   $   45,572,171
                                                                   --------------


  The accompanying notes are an integral part of these financial statements.  27

Pioneer High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/06 (unaudited) (continued)
--------------------------------------------------------------------------------

  Principal
     Amount                                                                  Value
                 Electronic Equipment & Instruments - 1.2%
$57,355,000      General Cable Corp., 9.5%, 11/15/10                $   61,943,400
  3,165,000      Itron, Inc., 7.75%, 5/15/12                             3,252,038
                                                                    --------------
                                                                    $   65,195,438
                                                                    --------------
                 Technology Distributors - 2.3%
 26,798,000      Anixter International Corp., 5.95%, 3/1/15         $   24,783,996
 66,191,000      Arrow Electronic, Inc., 6.875%, 6/1/18                 66,482,307
 29,856,000      Arrow Electronic, Inc., 7.5%, 1/15/27                  31,236,183
                                                                    --------------
                                                                    $  122,502,486
                                                                    --------------
                 Total Technology Hardware & Equipment              $  233,270,095
                                                                    --------------
                 Utilities - 5.9%
                 Electric Utilities - 5.9%
 49,478,000      Allegheny Energy Supply, 7.8%, 3/15/11             $   52,322,985
 80,390,000      Allegheny Energy Supply, 8.25%, 4/15/12 (144A)         87,424,121
  8,400,000      Allegheny Generating Co., 6.875%, 9/1/23                7,896,000
 26,850,000      CMS Energy Corp., 6.875%, 12/15/15                     26,715,750
 41,068,000      CMS Energy Corp., 7.5%, 1/15/09                        42,043,365
 56,655,000      CMS Energy Corp., 7.75%, 8/1/10                        58,779,562
 36,128,000      CMS Energy Corp., 8.5%, 4/15/11                        38,792,440
                                                                    --------------
                                                                    $  313,974,223
                                                                    --------------
                 Total Utilities                                    $  313,974,223
                                                                    --------------
                 TOTAL CORPORATE BONDS
                 (Cost $3,251,454,702)                              $3,238,010,249
                                                                    --------------

     Shares
                 TEMPORARY CASH INVESTMENTS - 1.8%
                 Security Lending Collateral - 1.8%
 97,128,035      Securities Lending Investment Fund, 4.75%          $   97,128,035
                                                                    --------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $97,128,035)                                 $   97,128,035
                                                                    --------------
                 TOTAL INVESTMENT IN SECURITIES - 100.7%
                 (Cost $5,172,561,355) (a)                          $5,402,326,844
                                                                    --------------
                 OTHER ASSETS AND LIABILITIES - (0.7)%              $  (39,460,382)
                                                                    --------------
                 TOTAL NET ASSETS - 100.0%                          $5,362,866,462
                                                                    ==============


28  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*      Non-income producing security

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2006, the value of these securities amounted to $364,921,997 or 6.8% of net assets.

+ Investment currently held by the Fund in convertible bonds, when if converted, would represent 5% or more of the outstanding voting stock of such company and, is deemed to be an affiliate of the Fund.

(a) At April 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $5,176,135,533 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $398,986,573

       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                         (172,795,262)
                                                                                ------------
       Net unrealized gain                                                      $226,191,311
                                                                                ============

(b)    At April 30, 2006, the following securities were out on loan:

            Shares      Security                                                    Value
         3,647,900      Abitibi-Consolidated, Inc.                          $  15,904,844
             7,500      Barrick Gold Corp.*                                       228,600
           192,075      Beckman Coulter, Inc.*                                  9,864,972
           102,700      NRG Energy, Inc.*                                       4,887,493
           472,900      PDL BioPharma, Inc.*                                   13,610,062
           243,000      SEMCO Energy, Inc.*                                     1,312,200

         Principal
            Amount
       $   605,000      Abitibi-Consolidated, Inc., 7.4%, 4/1/18                  544,500
        19,200,000      Bowater, Inc., 6.5%, 6/15/13                           17,856,000
         3,987,000      Crown Cork and Seal Co., Inc., 7.375%, 12/15/26         3,668,040
         8,500,000      Goodyear Tire & Rubber, 7.857%, 8/15/11                 8,415,000
        12,315,000      JLG Industries Inc., 8.375%, 6/15/12                   13,053,900
         1,402,000      Millennium Chemicals, Inc., 4.0%, 11/15/23              2,621,740
         2,500,000      Safeguard Scientifics, 2.625%, 3/15/24                  1,925,000
                                                                            -------------
                        Total                                               $  93,892,351
                                                                            =============

Purchases and sales of securities (excluding temporary cash investments) for the year ended April 30, 2006 aggregated $611,893,713 and $1,171,156,079, respectively.


  The accompanying notes are an integral part of these financial statements.  29

Pioneer High Yield Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 4/30/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers, at value
    (including securities loaned of $93,892,351)
    (cost $5,029,065,401)                                       $5,260,221,269
  Investment in securities of affiliated issuers, at value
    (cost $143,495,954)                                            142,105,575
  Cash                                                                 200,293
  Receivables -
    Fund shares sold                                                 6,051,126
    Dividends, interest and foreign taxes withheld                  87,334,440
    Due from Pioneer Investment Management, Inc.                           375
  Other                                                                254,284
                                                                --------------
      Total assets                                              $5,496,167,362
                                                                --------------
LIABILITIES:
  Payables -
    Investment securities purchased                             $    5,625,422
    Fund shares repurchased                                         14,988,281
    Dividends                                                        6,883,895
    Upon return of securities loaned                                97,128,034
    Line of credit                                                   6,751,952
  Due to affiliates                                                  1,558,424
  Accrued expenses                                                     364,892
                                                                --------------
      Total liabilities                                         $  133,300,900
                                                                --------------
NET ASSETS:
  Paid-in capital                                               $5,030,129,365
  Undistributed net investment income                                6,861,728
  Accumulated net realized gain on investments                      96,109,880
  Net unrealized gain on investments                               229,765,489
                                                                --------------
      Total net assets                                          $5,362,866,462
                                                                ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $2,422,239,530/219,088,235 shares)          $        11.06
                                                                ==============
  Class B (based on $1,209,003,329/108,871,289 shares)          $        11.10
                                                                ==============
  Class C (based on $1,459,996,639/130,269,019 shares)          $        11.21
                                                                ==============
  Investor Class (based on $19,929,502/1,803,844 shares)        $        11.05
                                                                ==============
  Class R (based on $36,100,345/2,956,046 shares)               $        12.21
                                                                ==============
  Class Y (based on $215,597,117/19,527,433 shares)             $        11.04
                                                                ==============
MAXIMUM OFFERING PRICE:
  Class A ($11.06 [divided by] 95.5%)                           $        11.58
                                                                ==============


30  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/06

INVESTMENT INCOME:
  Interest (including income from affiliated issuers
    of $2,693,268)                                          $163,894,548
  Dividends (net of foreign taxes withheld of $71,336)        13,168,111
  Income from securities loaned, net                             281,167
                                                            ------------
      Total investment income                                                  $177,343,826
                                                                               ------------
EXPENSES:
  Management fees                                           $ 16,786,969
  Transfer agent fees and expenses
    Class A                                                    2,390,872
    Class B                                                    1,192,147
    Class C                                                    1,394,931
    Investor Class                                                27,523
    Class R                                                       15,709
    Class Y                                                       25,059
  Distribution fees
    Class A                                                    3,115,279
    Class B                                                    6,270,669
    Class C                                                    7,689,426
    Class R                                                       87,048
  Administrative reimbursements                                  519,301
  Custodian fees                                                  92,129
  Professional fees                                               68,544
  Printing expense                                               108,238
  Fees and expenses of nonaffiliated trustees                     68,599
  Miscellaneous                                                  162,882
                                                            ------------
      Total expenses                                                           $ 40,015,325
      Less management fees waived and expenses
        reimbursed by Pioneer Investment
        Management, Inc.                                                             (1,220)
      Less fees paid indirectly                                                     (64,852)
                                                                               ------------
      Net expenses                                                             $ 39,949,253
                                                                               ------------
        Net investment income                                                  $137,394,573
                                                                               ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments (including net
    realized loss from affiliated issuers of $(3,937,041)                      $107,037,419
  Change in net unrealized gain on investments                                  102,428,339
                                                                               ------------
  Net gain on investments                                                      $209,465,758
                                                                               ------------
  Net increase in net assets resulting from operations                         $346,860,331
                                                                               ============


  The accompanying notes are an integral part of these financial statements.  31

Pioneer High Yield Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/06 and the Year Ended 10/31/05, respectively

                                                            Six Months
                                                              Ended
                                                             4/30/06            Year Ended
                                                           (unaudited)           10/31/05
FROM OPERATIONS:
Net investment income                                   $    137,394,573    $    342,423,102
Net realized gain on investments                             107,037,419         267,510,590
Change in net unrealized gain (loss) on investments          102,428,339        (393,120,315)
                                                        ----------------    ----------------
    Net increase in net assets resulting
      from operations                                   $    346,860,331    $    216,813,377
                                                        ----------------    ----------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.28 and $0.54 per share, respectively)   $    (69,082,659)   $   (152,533,131)
    Class B ($0.23 and $0.46 per share, respectively)        (30,168,457)        (64,152,677)
    Class C ($0.24 and $0.47 per share, respectively)        (37,079,955)        (85,691,933)
    Investor Class ($0.29 and $0.49 per
      share, respectively)                                      (584,802)         (1,185,620)
    Class R ($0.29 and $0.57 per share, respectively)           (851,266)           (937,946)
    Class Y ($0.30 and $0.58 per share, respectively)         (5,749,955)         (8,190,914)
Net realized gain:
    Class A ($0.52 and $0.40 per share, respectively)       (120,779,759)       (118,308,813)
    Class B ($0.52 and $0.40 per share, respectively)        (60,688,250)        (58,845,205)
    Class C ($0.52 and $0.40 per share, respectively)        (74,466,450)        (80,192,919)
    Investor Class ($0.52 and $0.05 per
      share, respectively)                                      (986,067)            (94,501)
    Class R ($0.52 and $0.40 per share, respectively)         (1,345,095)           (338,279)
    Class Y ($0.52 and $0.40 per share, respectively)         (8,664,467)         (5,510,259)
                                                        ----------------    ----------------
      Total distributions to shareowners                $   (410,447,182)   $   (575,982,197)
                                                        ----------------    ----------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $    590,796,998    $  1,576,129,515
Shares issued in reorganization                                        -          36,811,190
Reinvestment of distributions                                279,416,543         357,665,072
Cost of shares repurchased                                (1,204,633,532)     (3,731,773,447)
                                                        ----------------    ----------------
    Net decrease in net assets resulting from fund
      share transactions                                $   (334,419,991)   $ (1,761,167,670)
                                                        ----------------    ----------------
    Net decrease in net assets                          $   (398,006,842)   $ (2,120,336,490)
                                                        ----------------    ----------------
NET ASSETS:
Beginning of period                                     $  5,760,873,304    $  7,881,209,794
                                                        ----------------    ----------------
End of period (including undistributed net
  investment income of $6,861,728 and
  $12,984,249, respectively)                            $  5,362,866,462    $  5,760,873,304
                                                        ================    ================


32  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '06 Shares        '06 Amount
                                   (unaudited)      (unaudited)        '05 Shares         '05 Amount
CLASS A
Shares sold                         31,638,782    $  348,171,291        85,866,035    $    982,257,544
Reinvestment of distributions       13,687,641       147,875,122        16,945,484         193,439,627
Less shares repurchased            (57,584,452)     (629,922,833)     (170,844,468)     (1,939,457,484)
                                   -----------    --------------      ------------    ----------------
    Net decrease                   (12,258,029)   $ (133,876,420)      (68,032,949)   $   (763,760,313)
                                   ===========    ==============      ============    =================
CLASS B
Shares sold                          3,443,968    $   37,927,015         8,511,503    $     97,538,564
Reinvestment of distributions        4,774,335        51,738,344         5,601,157          64,284,996
Less shares repurchased            (17,292,239)     (190,093,565)      (47,196,779)       (536,785,032)
                                   -----------    --------------      ------------    ----------------
    Net decrease                    (9,073,936)   $ (100,428,206)      (33,084,119)   $   (374,961,472)
                                   ===========    ==============      ============    =================
CLASS C
Shares sold                         12,256,064    $  136,572,089        28,716,052    $    331,875,275
Reinvestment of distributions        6,048,808        66,174,851         7,718,217          89,384,502
Less shares repurchased            (31,147,033)     (345,333,042)      (97,901,896)     (1,124,205,146)
                                   -----------    --------------      ------------    ----------------
    Net decrease                   (12,842,161)   $ (142,586,102)      (61,467,627)   $   (702,945,369)
                                   ===========    ==============      ============    =================
INVESTOR CLASS
Shares issued in
  reorganization                             -    $            -         3,200,973    $     36,811,190
Reinvestment of distributions          110,147         1,189,155            73,898             836,538
Less shares repurchased               (224,402)       (2,445,217)       (1,356,772)        (15,441,401)
                                   -----------    --------------      ------------    ----------------
    Net increase (decrease)           (114,255)   $   (1,256,062)        1,918,099    $     22,206,327
                                   ===========    ==============      ============    =================
CLASS R
Shares sold                          1,358,085    $   16,433,490         2,302,341    $     28,834,748
Reinvestment of distributions          165,985         1,981,080            91,999           1,148,057
Less shares repurchased               (960,312)      (11,549,121)         (543,566)         (6,757,626)
                                   -----------    --------------      ------------    ----------------
    Net increase                       563,758    $    6,865,449         1,850,774    $     23,225,179
                                   ===========    ==============      ============    =================
CLASS Y
Shares sold                          4,727,533    $   51,693,113        12,059,410    $    135,623,384
Reinvestment of distributions          968,281        10,457,991           753,306           8,571,352
Less shares repurchased             (2,324,468)      (25,289,754)       (9,675,919)       (109,128,924)
                                   -----------    --------------      ------------    ----------------
    Net increase                     3,371,346    $   36,861,350         3,136,797    $     35,065,812
                                   ===========    ==============      ============    =================


  The accompanying notes are an integral part of these financial statements.  33

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended
                                                             4/30/06          Year Ended
                                                            (unaudited)        10/31/05
CLASS A
Net asset value, beginning of period                        $    11.18        $    11.73
                                                            ----------        ----------
Increase (decrease) from investment operations:
  Net investment income                                     $     0.27        $     0.59
  Net realized and unrealized gain (loss) on investments          0.41             (0.20)
                                                            ----------        ----------
      Net increase (decrease) from investment operations    $     0.68        $     0.39
Distributions to shareowners:
  Net investment income                                          (0.28)            (0.54)
  Net realized gain                                              (0.52)            (0.40)
                                                            ----------        ----------
Net increase (decrease) in net asset value                  $    (0.12)       $    (0.55)
                                                            ----------        ----------
Net asset value, end of period                              $    11.06        $    11.18
                                                            ==========        ==========
Total return*                                                     6.61%             3.49%
Ratio of net expenses to average net assets+                      1.09%**           1.06%
Ratio of net investment income to average net assets+             5.34%**           5.30%
Portfolio turnover rate                                             23%**             24%
Net assets, end of period (in thousands)                    $2,422,240        $2,585,620
Ratios with no waiver of management fees by
PIM and no reduction for fees paid indirectly:
  Net expenses                                                    1.09%**           1.06%
  Net investment income                                           5.34%**           5.30%
Ratios with waiver of management fees by
PIM and reduction for fees paid indirectly:
  Net expenses                                                    1.09%**           1.06%
  Net investment income                                           5.34%**           5.30%

                                                            Year Ended     Year Ended      Year Ended    Year Ended
                                                             10/31/04       10/31/03        10/31/02      10/31/01
CLASS A
Net asset value, beginning of period                        $    11.59     $     9.14      $    10.41     $  11.35
                                                            ----------     ----------      ----------     --------
Increase (decrease) from investment operations:
  Net investment income                                     $     0.66     $     0.80      $     0.96     $   1.08
  Net realized and unrealized gain (loss) on investments          0.24           2.45           (1.24)       (0.62)
                                                            ----------     ----------      ----------     --------
      Net increase (decrease) from investment operations    $     0.90     $     3.25      $    (0.28)    $   0.46
Distributions to shareowners:
  Net investment income                                          (0.69)         (0.79)          (0.99)       (1.06)
  Net realized gain                                              (0.07)         (0.01)              -        (0.34)
                                                            ----------     ----------      ----------     --------
Net increase (decrease) in net asset value                  $     0.14     $     2.45      $    (1.27)    $  (0.94)
                                                            ----------     ----------      ----------     --------
Net asset value, end of period                              $    11.73     $    11.59      $     9.14     $  10.41
                                                            ==========     ==========      ==========     ========
Total return*                                                     7.98%         36.83%          (3.53)%       4.32%
Ratio of net expenses to average net assets+                      1.02%          1.06%           1.03%        0.96%
Ratio of net investment income to average net assets+             5.63%          7.30%           9.20%        9.54%
Portfolio turnover rate                                             44%            38%             29%          24%
Net assets, end of period (in thousands)                    $3,512,328     $3,268,359      $1,260,074     $345,825
Ratios with no waiver of management fees by
PIM and no reduction for fees paid indirectly:
  Net expenses                                                    1.02%          1.06%           1.10%        1.24%
  Net investment income                                           5.63%          7.30%           9.13%        9.26%
Ratios with waiver of management fees by
PIM and reduction for fees paid indirectly:
  Net expenses                                                    1.02%          1.06%           1.03%        0.93%
  Net investment income                                           5.63%          7.30%           9.20%        9.57%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                               Ended
                                                              4/30/06         Year Ended
                                                            (unaudited)        10/31/05
CLASS B
Net asset value, beginning of period                         $    11.22       $    11.78
                                                             ----------       ----------
Increase (decrease) from investment operations:
  Net investment income                                      $     0.23       $     0.51
  Net realized and unrealized gain (loss) on investments           0.40            (0.21)
                                                             ----------       ----------
      Net increase (decrease) from investment operations     $     0.63       $     0.30
Distributions to shareowners:
  Net investment income                                           (0.23)           (0.46)
  Net realized gain                                               (0.52)           (0.40)
                                                             ----------       ----------
Net increase (decrease) in net asset value                   $    (0.12)      $    (0.56)
                                                             ----------       ----------
Net asset value, end of period                               $    11.10       $    11.22
                                                             ==========       ==========
Total return*                                                      6.20%            2.61%
Ratio of net expenses to average net assets+                       1.84%**          1.83%
Ratio of net investment income to average net assets+              4.59%**          4.54%
Portfolio turnover                                                   23%**            24%
Net assets, end of period (in thousands)                     $1,209,003       $1,323,749
Ratios with no waiver of management fees by
PIM and no reduction for fees paid indirectly:
  Net expenses                                                     1.84%**          1.83%
  Net investment income                                            4.59%**          4.54%
Ratios with waiver of management fees by
PIM and reduction for fees paid indirectly:
  Net expenses                                                     1.83%**          1.83%
  Net investment income                                            4.60%**          4.54%

                                                            Year Ended     Year Ended    Year Ended   Year Ended
                                                             10/31/04       10/31/03      10/31/02     10/31/01
CLASS B
Net asset value, beginning of period                        $    11.63     $     9.16     $  10.45     $  11.41
                                                            ----------     ----------     --------     --------
Increase (decrease) from investment operations:
  Net investment income                                     $     0.57     $     0.72     $   0.88     $   1.00
  Net realized and unrealized gain (loss) on investments          0.25           2.47        (1.25)       (0.63)
                                                            ----------     ----------     --------     --------
      Net increase (decrease) from investment operations    $     0.82     $     3.19     $  (0.37)    $   0.37
Distributions to shareowners:
  Net investment income                                          (0.60)         (0.71)       (0.92)       (0.99)
  Net realized gain                                              (0.07)         (0.01)           -        (0.34)
                                                            ----------     ----------     --------     --------
Net increase (decrease) in net asset value                  $     0.15     $     2.47     $  (1.29)    $  (0.96)
                                                            ----------     ----------     --------     --------
Net asset value, end of period                              $    11.78     $    11.63     $   9.16     $  10.45
                                                            ==========     ==========     ========     ========
Total return*                                                     7.22%         35.94%       (4.20)%       3.45%
Ratio of net expenses to average net assets+                      1.79%          1.85%        1.80%        1.72%
Ratio of net investment income to average net assets+             4.87%          6.58%        8.43%        8.70%
Portfolio turnover                                                  44%            38%          29%          24%
Net assets, end of period (in thousands)                    $1,778,848     $1,868,749     $896,904     $326,596
Ratios with no waiver of management fees by
PIM and no reduction for fees paid indirectly:
  Net expenses                                                    1.79%          1.85%        1.87%        2.00%
  Net investment income                                           4.87%          6.58%        8.37%        8.42%
Ratios with waiver of management fees by
PIM and reduction for fees paid indirectly:
  Net expenses                                                    1.79%          1.85%        1.79%        1.69%
  Net investment income                                           4.87%          6.58%        8.44%        8.73%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                               Ended
                                                              4/30/06         Year Ended
                                                            (unaudited)        10/31/05
CLASS C
Net asset value, beginning of period                         $    11.32       $    11.88
                                                             ----------       ----------
Increase (decrease) from investment operations:
  Net investment income                                      $     0.23       $     0.51
  Net realized and unrealized gain (loss) on investments           0.42            (0.20)
                                                             ----------       ----------
    Net increase (decrease) from investment operations       $     0.65       $     0.31
Distributions to shareowners:
  Net investment income                                           (0.24)           (0.47)
  Net realized gain                                               (0.52)           (0.40)
                                                             ----------       ----------
Net increase (decrease) in net asset value                   $    (0.11)      $    (0.56)
                                                             ----------       ----------
Net asset value, end of period                               $    11.21       $    11.32
                                                             ==========       ==========
Total return*                                                      6.26%            2.65%
Ratio of net expenses to average net assets+                       1.83%**          1.81%
Ratio of net investment income to average net assets+              4.61%**          4.56%
Portfolio turnover rate                                              23%**            24%
Net assets, end of period (in thousands)                     $1,459,997       $1,620,355
Ratios with no waiver of management fees by
PIM and no reduction for fees paid indirectly:
  Net expenses                                                     1.83%**          1.81%
  Net investment income                                            4.61%**          4.56%
Ratios with waiver of management fees by
PIM and reduction for fees paid indirectly:
  Net expenses                                                     1.83%**          1.81%
  Net investment income                                            4.61%**          4.56%

                                                            Year Ended     Year Ended    Year Ended   Year Ended
                                                             10/31/04       10/31/03      10/31/02     10/31/01
CLASS C
Net asset value, beginning of period                        $    11.73     $     9.25     $  10.55     $  11.51
                                                            ----------     ----------     --------     --------
Increase (decrease) from investment operations:
  Net investment income                                     $     0.58     $     0.72     $   0.90     $   1.01
  Net realized and unrealized gain (loss) on investments          0.25           2.47        (1.27)       (0.63)
                                                            ----------     ----------     --------     --------
      Net increase (decrease) from investment operations    $     0.83     $     3.21     $  (0.37)    $   0.38
Distributions to shareowners:
  Net investment income                                          (0.61)         (0.72)       (0.93)       (1.00)
  Net realized gain                                              (0.07)         (0.01)           -        (0.34)
                                                            ----------     ----------     --------     --------
Net increase (decrease) in net asset value                  $     0.15     $     2.48     $  (1.30)    $  (0.96)
                                                            ----------     ----------     --------     --------
Net asset value, end of period                              $    11.88     $    11.73     $   9.25     $  10.55
                                                            ==========     ==========     ========     ========
Total return*                                                     7.20%       3577.00%       (4.27)%       3.50%
Ratio of net expenses to average net assets+                      1.77%          1.82%        1.77%        1.69%
Ratio of net investment income to average net assets+             4.89%          6.53%        8.45%        8.67%
Portfolio turnover rate                                             44%            38%          29%          24%
Net assets, end of period (in thousands)                    $2,430,736     $2,413,415     $946,866     $219,142
Ratios with no waiver of management fees by
PIM and no reduction for fees paid indirectly:
  Net expenses                                                    1.77%          1.82%        1.83%        1.97%
  Net investment income                                           4.89%          6.53%        8.39%        8.39%
Ratios with waiver of management fees by
PIM and reduction for fees paid indirectly:
  Net expenses                                                    1.77%          1.82%        1.75%        1.66%
  Net investment income                                           4.89%          6.53%        8.46%        8.70%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------

                                                     Six Months
                                                        Ended
                                                       4/30/06          12/10/04
                                                     (unaudited)      to 10/31/05
INVESTOR CLASS
Net asset value, beginning of period                  $ 11.17           $ 11.50
                                                      -------           -------
Increase (decrease) from investment operations:
  Net investment income                               $  0.28           $  0.56
  Net realized and unrealized gain (loss)
    on investments                                       0.41             (0.35)
                                                      -------           -------
      Net increase from investment operations         $  0.69           $  0.21
Distributions to shareowners:
  Net investment income                                 (0.29)            (0.49)
  Net realized gain                                     (0.52)                -
                                                      -------           -------
Net decrease in net asset value                       $ (0.12)          $ (0.28)
                                                      -------           -------
Net asset value, end of period                        $ 11.05           $ 11.22
                                                      =======           =======
Total return*                                            6.71%             1.88%(a)
Ratio of net expenses to average net assets+             0.90%**           0.83%**
Ratio of net investment income to average
  net assets+                                            5.52%**           5.57%**
Portfolio turnover rate                                    23%               24%
Net assets, end of period (in thousands)              $19,930           $21,425
Ratios with no waiver of management fees by
PIM and no reduction for fees paid indirectly:
  Net expenses                                           0.91%**           0.83%
  Net investment income                                  5.51%**           5.57%
Ratios with waiver of management fees by
PIM and reduction for fees paid indirectly:
  Net expenses                                           0.90%**           0.83%**
  Net investment income                                  5.52%**           5.57%**

(a)  Not annualized
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  37

Pioneer High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months
                                                                 Ended
                                                                4/30/06       Year Ended     Year Ended     4/1/03 (a)
                                                              (unaudited)      10/31/05       10/31/04      to 10/31/03
CLASS R
Net asset value, beginning of period                           $ 12.29         $ 12.88         $12.66         $11.18
                                                               -------         -------         ------         ------
Increase (decrease) from investment operations:
  Net investment income                                        $  0.27         $  0.66         $ 0.71         $ 0.44
  Net realized and unrealized gain (loss) on investments          0.46           (0.28)          0.29           1.46
                                                               -------         -------         ------         ------
      Net increase from investment operations                  $  0.73         $  0.38         $ 1.00         $ 1.90
Distributions to shareowners:
  Net investment income                                          (0.29)          (0.57)         (0.71)         (0.41)
  Net realized gain                                              (0.52)          (0.40)         (0.07)         (0.01)
                                                               -------         -------         ------         ------
Net increase (decrease) in net asset value                     $ (0.08)        $ (0.59)        $ 0.22         $ 1.48
                                                               -------         -------         ------         ------
Net asset value, end of period                                 $ 12.21         $ 12.29         $12.88         $12.66
                                                               =======         =======         ======         ======
Total return*                                                     6.48%           3.04%          8.06%         17.27%
Ratio of net expenses to average net assets+                      1.29%**         1.29%          1.25%          1.17%**
Ratio of net investment income to average net assets+             5.10%**         5.12%          5.23%          6.48%**
Portfolio turnover rate                                             23%**           24%            44%            38%
Net assets, end of period (in thousands)                       $36,100         $29,410         $6,976         $  203
Ratios with waiver of management fees by
PIM and reduction for fees paid indirectly:
  Net expenses                                                    1.29%**         1.29%          1.25%          1.17%**
  Net investment income                                           5.10%**         5.12%          5.23%          6.48%**

(a)  Class R shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                               Ended
                                                              4/30/06       Year Ended
                                                            (unaudited)      10/31/05
CLASS Y
Net asset value, beginning of period                          $  11.16       $  11.70
                                                              --------       --------
Increase (decrease) from investment operations:
  Net investment income                                       $   0.28       $   0.65
  Net realized and unrealized gain (loss) on investments          0.42          (0.21)
                                                              --------       --------
      Net increase (decrease) from investment operations      $   0.70       $   0.44
Distributions to shareowners:
 Net investment income                                           (0.30)         (0.58)
 Net realized gain                                               (0.52)         (0.40)
                                                              --------       --------
Net increase (decrease) in net asset value                    $  (0.12)      $  (0.54)
                                                              --------       --------
Net asset value, end of period                                $  11.04       $  11.16
                                                              ========       ========
Total return*                                                     6.82%          3.92%
Ratio of net expenses to average net assets+                      0.67%**        0.70%
Ratio of net investment income to average net assets+             5.72%**        5.67%
Portfolio turnover rate                                             23%**          24%
Net assets, end of period (in thousands)                      $215,597       $180,314
Ratios with no waiver of management fees by
PIM and no reduction for fees paid indirectly:
  Net expenses                                                    0.67%**        0.70%
  Net investment income                                           5.72%**        5.67%
Ratios with waiver of management fees by
PIM and reduction for fees paid indirectly:
  Net expenses                                                    0.67%**        0.70%
  Net investment income                                           5.72%**        5.67%

                                                           Year Ended   Year Ended   Year Ended   Year Ended
                                                            10/31/04     10/31/03     10/31/02     10/31/01
CLASS Y
Net asset value, beginning of period                        $  11.56     $   9.12     $ 10.39       $11.32
                                                            --------     --------     -------       ------
Increase (decrease) from investment operations:
  Net investment income                                     $   0.70     $   0.85     $  0.97       $ 1.06
  Net realized and unrealized gain (loss) on investments        0.24         2.43       (1.22)       (0.61)
                                                            --------     --------     -------       ------
      Net increase (decrease) from investment operations    $   0.94     $   3.28     $ (0.25)      $ 0.45
Distributions to shareowners:
  Net investment income                                        (0.73)       (0.83)      (1.02)       (1.04)
  Net realized gain                                            (0.07)       (0.01)          -        (0.34)
                                                            --------     --------     -------       ------
Net increase (decrease) in net asset value                  $   0.14     $   2.44     $ (1.27)      $(0.93)
                                                            --------     --------     -------       ------
Net asset value, end of period                              $  11.70     $  11.56     $  9.12       $10.39
                                                            ========     ========     =======       =====
Total return*                                                   8.37%     3726.00%      (3.14)%       4.28%
Ratio of net expenses to average net assets+                    0.67%        0.71%       0.71%        0.62%
Ratio of net investment income to average net assets+           5.99%        7.45%       9.59%       10.04%
Portfolio turnover rate                                           44%          38%         29%          24%
Net assets, end of period (in thousands)                    $152,322     $171,517     $29,740       $3,340
Ratios with no waiver of management fees by
PIM and no reduction for fees paid indirectly:
  Net expenses                                                  0.67%        0.71%       0.78%        0.92%
  Net investment income                                         5.99%        7.45%       9.53%        9.74%
Ratios with waiver of management fees by
PIM and reduction for fees paid indirectly:
  Net expenses                                                  0.67%        0.71%       0.70%        0.59%
  Net investment income                                         5.99%        7.45%       9.61%       10.07%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/06 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer High Yield Fund (the Fund), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Effective February 25, 2000, the Fund was reorganized as a Delaware statutory trust. The reorganization had no effect on the Fund's operations. The investment objective of the Fund is to maximize total return through a combination of income and capital appreciation.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares designated as Class A, Class B, Class C, Investor Class, Class R, and Class Y shares. Class R shares were first publicly offered April 1, 2003. Investor Class shares were first issued on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. All Investor Class shares of the Fund, whenever issued, convert to Class A shares of the Fund on December 10, 2006. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y and Investor Class shares. Class B shares will convert to Class A shares eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Fixed income securities with remaining maturity of more than 60 days are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees and may include yield equivalents or a pricing matrix. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer accurately reflects the value of the security. At April 30, 2006 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

     Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks. The Fund invests in below investment grade (high yield) debt securities and preferred stocks. Some of these high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/06 (unaudited) (continued)
--------------------------------------------------------------------------------

     during periods of economic uncertainty or change, than higher rated debt securities.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At October 31, 2005, the Fund had a net capital loss carryforward of $8,743,427, of which $7,859,010 will expire in 2010 and $884,417 will expire in 2011, if not utilized.

     The tax character of current year distributions will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended October 31, 2005 was as follows:

-----------------------------------------------------------------------------
                                           2005
-----------------------------------------------------------------------------
  Distributions paid from:
  Ordinary Income                    $338,146,956
  Long-Term Capital Gain              237,835,241
                                     ------------
    Total                            $575,982,197
                                     ============
-----------------------------------------------------------------------------

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at October 31, 2005.

-----------------------------------------------------------------------------
                                        2005
-----------------------------------------------------------------------------
  Undistributed ordinary income    $ 58,358,987
  Undistributed long-term gain      231,572,212
  Capital Loss Carryforward          (8,743,427)
  Dividend payable                   (8,626,796)
  Unrealized appreciation           123,762,972
                                   ------------
    Total                          $396,323,948
                                   ============
-----------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and income accruals on preferred stocks.

     At October 31, 2005, the Fund has reclassified $742,421 to decrease undistributed net investment income and $742,421 to increase accumulated net realized gain on investments to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $101,110 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2006.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (See Note 4). Investor Class and Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (See Note 3). Income, common expenses and

Pioneer High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/06 (unaudited) (continued)
-------------------------------------------------------------------------------

     realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that each class of shares can bear different transfer agent and distribution fees.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending

Pioneer High Yield Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

     Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million, 0.65% of the next $500 million, 0.60% of the next $4 billion, 0.55% of the next $1 billion, 0.50% of the next $1 billion, 0.45% of the next $1 billion, 0.40% of the next $1 billion, 0.35% of the next $1 billion, and 0.30% on assets over $10 billion. For the six months ended April 30, 2006, the management fee was equivalent to a rate of 0.61% of average daily net assets.

Through December 10, 2006, PIM has contractually agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 0.90% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30, 2006, approximately $298,884 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $973,205 in transfer agent fees payable to PIMSS at April 30, 2006.

4. Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A Shares in reimbursement of its actual expenditures to finance

Pioneer High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/06  (unaudited) (continued)
-------------------------------------------------------------------------------

activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services paid as compensation for personal services and/or account maintenance services or distribution services. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay as compensation to securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans. Included in due to affiliates is $286,335 in distribution fees payable to PFD at April 30, 2006.

In addition, redemptions of Class A, Class B, Class C, and Class R shares may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004 a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2006, $2,866,551 in CDSCs were paid to PFD.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended April 30, 2006 the Fund's expenses were reduced by $64,852 under such arrangements.

6. Line of Credit Facility

The Fund has a $225 million committed, unsecured revolving line of credit facility. The Fund may borrow up to the lesser of $225 million or the limit set by its prospectus for borrowings. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. The Fund pays a quarterly commitment fee for this facility.

For the six months ended April 30, 2006, the average daily amount of borrowings outstanding during the period was $4,830,939. The related weighted average annualized interest rate for the period was 5.1%, and the total interest expense on such borrowings was $124,337. As of April 30, 2006, there was $6,700,000 in borrowings outstanding.

7. Affiliated Companies

The Fund's investments in the following securities, when and if converted into voting stock, will exceed 5% of the outstanding voting stock of the issuer and are therefore considered to be affiliates of the Fund for financial reporting purposes. The following table also summarizes transactions with affiliates of the Fund as of, and for the six months ended, April 30, 2006:

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/06  (unaudited) (continued)
-------------------------------------------------------------------------------

                                                            Purchases     Sales of
                                              Principal    of Shares/     Shares/
                                             Balance at     Principal    Principal
                Affiliates                     11/1/05       Amount        Amount
-----------------------------------------------------------------------------------
Bell Microproducts, Inc., 3.75%, 3/5/24     $ 29,112,000     $     -    $         -
McMoran Exploration Co., 6.0%, 7/2/08         26,170,000           -              -
Semco Energy, Inc., 5.0%, 2/20/15 (144A)          60,000           -              -
Semco Energy, Inc.                             1,118,581           -              -
Wabash National Corp., 3.25%, 8/1/08          34,850,000           -      3,500,000
Wilson Greatbatch Technology,
2.25%, 6/15/13                                52,350,000           -     18,875,000
                                            ------------     -------    -----------
Totals                                      $143,660,581     $     -    $22,375,000
                                            ------------     -------    -----------

                                               Realized                    Shares/
                                                 gain                     Principal
                                              (loss) on      Interest     Amount at       Value at
                Affiliates                      sales         Income       4/30/06         4/30/06
------------------------------------------------------------------------------------------------------
Bell Microproducts, Inc., 3.75%, 3/5/24     $          -    $  545,850   $ 29,112,000    $  6,928,600
McMoran Exploration Co., 6.0%, 7/2/08                  -       785,091     26,170,000      34,773,388
Semco Energy, Inc., 5.0%, 2/20/15 (144A)               -       300,000         60,000      10,755,000
Semco Energy, Inc.                                     -             -      1,118,581       6,040,337
Wabash National Corp., 3.25%, 8/1/08            (653,591)      565,048     31,350,000      34,485,000
Wilson Greatbatch Technology,
2.25%, 6/15/13                                (3,283,451)      497,279     33,475,000      29,123,250
                                            ------------    ----------   ------------    ------------
Totals                                      $ (3,937,041)   $2,693,268   $121,285,581    $142,105,575
                                            ------------    ----------   ------------    ------------

Pioneer High Yield Fund

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

8. Merger Information

On December 8, 2004, beneficial owners of Safeco High-Yield Bond Fund (one of the series that comprised Safeco Taxable Bond Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

--------------------------------------------------------------------------------------
                          Pioneer                Safeco                 Pioneer
                      High Yield Fund     High-Yield Bond Fund      High Yield Fund
                   (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
--------------------------------------------------------------------------------------
  Net Assets          $8,005,221,099           $36,811,190          $8,042,032,289
  Shares
  Outstanding            692,792,281             6,227,415             695,993,254
  Investor Class
  Shares Issued                                                          3,200,973
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                 Unrealized         Accumulated
                                Appreciation          Loss on
                              on Closing Date       Closing Date
--------------------------------------------------------------------------------------
  Safeco High-Yield Bond     $2,418,800          $(10,142,959)
--------------------------------------------------------------------------------------

Pioneer High Yield Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five year periods for the Fund and a peer group selected by the Independent Trustees for this purpose,
(2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of break points in the management fee for the Fund and a peer group selected by the Independent Trustees for this purpose, reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a

Pioneer High Yield Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT
CONTRACT                                                             (continued)
--------------------------------------------------------------------------------

     large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance, as well as the Fund's performance based upon total return compared to both the performance of a peer group and the results of an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance, based on total return, was in the fifth quintile of the peer group for the 12 months ended June 30, 2005, and the third quintile for the three years ended June 30, 2005, and was in the first quintile for the five years ended through June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield (gross of expenses) on the class A shares of the Fund relative to the yield (as of June 30, 2005) on the Merrill Lynch High Yield Master II Index. The Trustees concluded that the performance of the Fund, particularly the long-term performance, supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the third quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was lower than that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology

Pioneer High Yield Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT
CONTRACT                                                             (continued)
--------------------------------------------------------------------------------

     in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered whether the Fund has appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of the breakpoints in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared at future asset levels in a reasonable manner as the Fund grows in size, between Fund's shareholders and the Investment Advisor.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisor y business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer High Yield Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive
  Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll-free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

 Our internet e-mail address                  ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                       pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Yield Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 30, 2006

* Print the name and title of each signing officer under his or her signature.